SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning of year	14,991	21,943	21,943
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.09	$ 0.92	$ 0.92
Number of Options, Granted	15	45
Weighted Average Exercise Price, Granted	$ 5.10	$ 4.31
Number of Options, Forfeited/ Expired	(35)	(50)
Weighted Average Exercise Price, Forfeited/ Expired	$ 0.84	$ 2.38
Number of Options, Exercised	(1,234)	(3,151)
Weighted Average Exercise Price, Exercised	$ 0.62	$ 0.62
Number of Options, Outstanding at end of period	13,737	18,787	14,991
Weighted Average Exercise Price, Outstanding at end of period	$ 1.14	$ 0.98	$ 1.09
Number of Options, Exercisable at end of period	11,345	14,270
Weighted Average Exercise Price, Exercisable at end of period	$ 1.04	$ 0.81